Schedule of Investments
(unaudited)
July 31, 2025
iShares
®
U.S. Treasury Bond ETF
1
(Percentages shown are based on Net Assets)
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations
U.S. Treasury Bonds
6.13% , 11/15/27 ................... USD 365,844 $ 384,265,236
5.50% , 08/15/28 ................... 2,648 2,771,610
5.00% , 05/15/37 ................... 45,486 47,855,932
4.38% , 02/15/38 - 08/15/43 ............ 399,103 388,881,959
4.50% , 05/15/38 - 11/15/54 ............ 148,705 140,622,857
3.50% , 02/15/39 ................... 22,617 20,227,375
4.25% , 05/15/39 - 08/15/54 ............ 333,370 303,179,482
4.63% , 02/15/40 - 02/15/55 ............ 388,270 373,721,842
1.13% , 05/15/40 - 08/15/40 ............ 233,979 143,709,554
3.88% , 08/15/40 - 05/15/43 ............ 43,410 39,263,447
1.38% , 11/15/40 - 08/15/50 ............ 188,640 109,258,127
1.88% , 02/15/41 - 11/15/51 ............ 1,196,480 680,427,571
4.75% , 02/15/41 - 05/15/55 ............ 245,125 241,167,643
2.25% , 05/15/41 - 02/15/52 ............ 203,436 132,921,686
2.00% , 11/15/41 - 08/15/51 ............ 284,103 176,261,114
3.13% , 11/15/41 - 02/15/43 ............ 129,964 103,471,098
2.38% , 02/15/42 - 05/15/51 ............ 27,883 17,927,210
3.25% , 05/15/42 ................... 5,266 4,310,098
2.75% , 11/15/42 - 11/15/47 ............ 621,922 464,835,222
2.88% , 05/15/43 - 05/15/52 ............ 653,952 476,592,000
3.63% , 08/15/43 - 05/15/53 ............ 208,754 167,867,651
3.75% , 11/15/43 ................... 446,518 385,592,713
3.38% , 05/15/44 - 11/15/48 ............ 111,134 89,255,296
3.00% , 11/15/44 - 08/15/52 ............ 341,511 247,556,269
2.50% , 02/15/46 - 05/15/46 ............ 635,173 433,643,006
1.63% , 11/15/50 ................... 93,081 48,332,880
4.00% , 11/15/52 ................... 198,283 170,903,250
4.13% , 08/15/53 ................... 86,260 75,925,559
U.S. Treasury Bonds STRIPS
0.00% , 08/15/35 - 05/15/43
(a)
........... 130,276 71,762,840
U.S. Treasury Notes
0.25% , 08/31/25 - 10/31/25 ............ 96 95,839
5.00% , 08/31/25 ................... 1 700
3.00% , 10/31/25
(b)
.................. 59 58,992
2.25% , 11/15/25 - 11/15/27 ............ 1,157,015 1,121,958,680
4.50% , 11/15/25 - 11/15/33 ............ 611,040 620,812,590
0.38% , 11/30/25 - 07/31/27 ............ 54,840 51,120,098
2.88% , 11/30/25 - 05/15/32 ............ 608,436 584,950,364
3.88% , 01/15/26 - 08/15/34 ............ 1,444,084 1,429,854,210
1.63% , 02/15/26 - 05/15/31 ............ 338,743 303,610,962
0.50% , 02/28/26 - 08/31/27 ............ 231,154 216,817,394
2.50% , 02/28/26 - 03/31/27 ............ 52,900 51,632,073
0.75% , 03/31/26 - 01/31/28 ............ 411,303 396,086,455
2.38% , 04/30/26 - 05/15/29 ............ 506,651 482,095,324
3.63% , 05/15/26 - 03/31/30 ............ 292,563 288,849,797
4.13% , 06/15/26 - 11/15/32 ............ 1,446,549 1,450,596,566
0.88% , 06/30/26 - 09/30/26 ............ 149,630 144,133,353
0.63% , 07/31/26 - 08/15/30 ............ 541,077 482,366,300
1.88% , 07/31/26 - 02/15/32 ............ 312,240 277,963,488
1.50% , 08/15/26 - 02/15/30 ............ 762,725 709,719,839
4.38% , 08/15/26 - 05/15/34 ............ 1,011,932 1,021,387,913
4.63% , 09/15/26 - 02/15/35 ............ 747,777 758,125,257
3.50% , 09/30/26 - 02/15/33 ............ 713,144 695,559,935
1.13% , 10/31/26 - 08/31/28 ............ 174,287 167,243,262
2.00% , 11/15/26 ................... 135,303 131,751,296
1.25% , 11/30/26 - 08/15/31 ............ 858,888 796,737,498
4.25% , 11/30/26 - 05/15/35 ............ 1,084,832 1,087,347,496
4.00% , 01/15/27 - 02/15/34 ............ 2,043,288 2,039,665,562
2.75% , 04/30/27 - 08/15/32 ............ 952,205 916,807,845
3.75% , 04/30/27 - 12/31/30 ............ 633,129 629,134,243
2.63% , 05/31/27 - 07/31/29 ............ 1,136,292 1,088,529,981
3.25% , 06/30/27 - 06/30/29 ............ 48,084 47,438,741
1.00% , 07/31/28 ................... 181,650 166,954,798
Security
Par (000)
Par (000) Value
U.S. Treasury Obligations (continued)
1.38% , 10/31/28 - 11/15/31 ............ USD 1,898,801 $ 1,631,280,514
3.13% , 11/15/28 - 08/31/29 ............ 1,114,842 1,087,298,361
4.88% , 10/31/30 ................... 134,137 139,727,789
3.38% , 05/15/33 ................... 220,688 208,524,109
Total Long-Term Investments — 98 .6%
(Cost: $ 28,715,826,400 ) ............................ 27,168,748,151
Shares
Shares
Short-Term Securities
Money Market Funds — 0.2%
BlackRock Cash Funds: Treasury, SL Agency
Shares , 4.30%
(c) (d) (e)
................. 52,876,515 52,876,515
Total Short-Term Securities — 0 .2%
(Cost: $ 52,876,515 ) ............................... 52,876,515
Total Investments — 98 .8%
(Cost: $ 28,768,702,915 ) ............................ 27,221,624,666
Other Assets Less Liabilities — 1.2% .................... 321,717,272
Net Assets — 100.0% ...............................
$ 27,543,341,938
(a)
Zero-coupon bond.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
(e)
Annualized 7-day yield as of period end.

Schedule of Investments
(unaudited) (continued)
July 31, 2025
iShares
®
U.S. Treasury Bond ETF
2
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940,
as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
10/31/24
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
07/31/25
Shares
Held at
07/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Treasury, SL Agency Shares $ 187,542,615 $ — $ (134,666,100)
(a)
$ — $ — $ 52,876,515 52,876,515 $ 2,247,879
(b)
$ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
U.S. Treasury Obligations ................................... $ — $ 27,168,748,151 $ — $ 27,168,748,151
Short-Term Securities
Money Market Funds ...................................... 52,876,515 — — 52,876,515
$ 52,876,515 $ 27,168,748,151 $ — $ 27,221,624,666
Currency Abbreviation
USD United States Dollar
Portfolio Abbreviation
STRIPS Separate Trading of Registered Interest & Principal of Securities